LEASE COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
LEASE COMMITMENTS
NOTE 4 LEASE COMMITMENTS

Capital Leases

The Company has entered into two lease agreements for the sale-leaseback of molecular diagnostic analyzers. The first agreement was entered into in November 2013 and provided for the sale of 125 molecular diagnostic analyzers for a sales price of $2,500,000, which are being leased back for a base period of thirty-six monthly payments of $74,875. The second agreement was entered into in April 2014 for the sale of 75 molecular diagnostic analyzers for a sales price of $1,500,000, which are being leased back for a base period of twenty-four monthly payments of $64,665. At the end of each lease term, the leases shall automatically renew for twelve additional months unless certain conditions are met. As such, the Company is amortizing the capital lease over a forty-eight month period for the first agreement and a thirty-six month period for the second agreement. The leases are accounted for as a capital lease sale-leaseback transaction in accordance with ASC 840, “Leases”. Subsequent to March 31, 2017, the Company repurchased the two sets of analyzers and the leases were cancelled (see NOTE 13 SUBSEQUENT EVENTS).

In July 2016, the Company entered into a lease agreement for equipment in the amount of $80,138 with monthly payments of $1,543 over a 5 year period. The lease contains a bargain purchase option at the end of the lease and accordingly the lease is accounted for as a capital lease in accordance with ASC 840, “Leases”.

Operating Leases

The Company leases approximately 35,540 square feet of office space located in Salt Lake City, Utah for use as the executive offices and labs. Base rent payments due under the lease are expected to be approximately $3,454,611 in the aggregate over the term of the lease of 65 months that began on December 1, 2015. The Company also leases approximately 33,000 square feet of building space at another location in Salt Lake City, Utah for use primarily as manufacturing space and labs. Rent payments due under these leases total $25,926 per month. The leases expired on April 30, 2017 and the Company is currently on a month to month extension until a new lease agreement is reached. The Company also leases certain office equipment such as copiers and printers under operating lease agreements that expire at various dates.

Amounts charged to expense under operating leases were $239,428 and $165,045 for the three months ended March 31, 2017 and 2016, respectively.

NOTE 6    LEASE COMMITMENTS

Capital Leases

The Company has entered into two lease agreements for the sale-leaseback of molecular diagnostic analyzers. The first agreement was entered into in November 2013 and provided for the sale of 125 molecular diagnostic analyzers for a sales price of $2,500,000, which are being leased back for a base period of thirty-six monthly payments of $74,875. The second agreement was entered into in April 2014 for the sale of 75 molecular diagnostic analyzers for a sales price of $1,500,000, which are being leased back for a base period of twenty-four monthly payments of $64,665. At the end of each lease term, the leases automatically renewed for twelve additional months at the current monthly rate. As such, the Company is amortizing the capital leases over a forty-eight month period for the first agreement and a thirty-six month period for the second agreement. The Company’s obligations under the lease agreements are secured by a $3,000,000 letter of credit. The Letter of Credit was issued by a bank at the behest of a non-profit foundation and Spring Forth Investments LLC both of which are related parties through Mr. David Spafford, a director of the Company. The Company is obligated to reimburse the non-profit foundation and Spring Forth Investments LLC for any draws made under the Letter of Credit. The lease agreement is also secured by personal guarantees from Mr. Ryan Ashton, the Chief Executive Officer of the Company, and Mr. Spafford (See Note 14 RELATED PARTY TRANSACTIONS). The lease is accounted for as a capital lease sale-leaseback transaction in accordance with ASC 840, “Leases”. The Company has also entered into a capital lease agreement for research and development equipment valued at $75,000. The lease was entered into in July 2016 for a sixty month period with monthly payments in the amount of $1,444.

Annual future minimum lease payments of capital leases for the next five years are as follows:

Years ended December 31,
2017	$940,307
2018	17,325
2019	17,325
2020	17,325
2021	10,106
Total capital lease payments	1,002,388
Less amount representing interest	(81,427)
Total future minimum lease payments	920,961
Less current portion of capital leases	(865,049)
Long term portion of capital leases	$55,912

Operating leases

The Company leases approximately 33,000 square feet of manufacturing and lab space located in Salt Lake City, Utah pursuant to two lease agreements totaling $25,926 in base rent per month. The leases expire on April 30, 2017 and each have two options, with each option for a three-year renewal period. We also lease approximately 35,540 square feet of office space located at another location in Salt Lake City, Utah for use as our executive offices and labs. Base rent payments due under the lease are expected to be approximately $3,454,611 in the aggregate over the term of the lease of 69 months that began on December 1, 2015. The Company also leases certain office equipment such as copiers and printers under operating lease agreements that expire at various dates.

Amounts charged to expense under operating leases were $885,602 and $323,175 for the years ended December 31, 2016 and 2015, respectively.

Operating lease commitments for the next five years are as follows:

Years ended December 31,
2017	$750,225
2018	638,985
2019	637,663
2020	636,211
2021	417,850
Total operating lease commitments	$3,080,934